Segmented Information - Operating Results by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Total Insurance revenue	$ 23,982	$ 22,637
Net investment income (loss)	8,859	7,415
Fee income	9,059	8,581
Segment revenue	41,900	38,633
Other expenses (income)
Insurance service expenses	20,414	19,631
Reinsurance contract held net (income) expenses	94	(85)
Insurance finance (income) expenses from insurance contracts issued	6,787	5,139
Reinsurance finance (income) expenses	(69)	(51)
(Decrease) increase in investment contract liabilities	323	393
Other income	0	(163)
Interest expenses	526	664
Operating expenses and commissions	9,027	8,766
Total other expenses (income)	37,102	34,294
Income (loss) before income taxes	4,798	4,339
Income tax expense (benefit)	1,016	1,040
Total net income (loss)	3,782	3,299
Net income (loss) allocated to the participating account	194	42
Net income (loss) attributable to non-controlling interests	37	128
Shareholders' net income (loss)	3,551	3,129
Consolidation adjustments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Net investment income (loss)	(100)	(102)
Fee income	(596)	(561)
Segment revenue	(696)	(663)
Other expenses (income)
Insurance service expenses	0	0
Reinsurance contract held net (income) expenses	0	0
Insurance finance (income) expenses from insurance contracts issued	0	0
Reinsurance finance (income) expenses	0	0
(Decrease) increase in investment contract liabilities	0	0
Other income		0
Interest expenses	(118)	(114)
Operating expenses and commissions	(578)	(549)
Total other expenses (income)	(696)	(663)
Income (loss) before income taxes	0	0
Income tax expense (benefit)	0	0
Total net income (loss)	0	0
Net income (loss) allocated to the participating account	0	0
Net income (loss) attributable to non-controlling interests	0	0
Shareholders' net income (loss)	0	0
Annuities
Disclosure of operating segments [line items]
Total Insurance revenue	2,542	2,395
Annuities | Consolidation adjustments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Life insurance
Disclosure of operating segments [line items]
Total Insurance revenue	5,839	5,620
Life insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Health insurance
Disclosure of operating segments [line items]
Total Insurance revenue	15,601	14,622
Health insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Canada | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	9,220	8,778
Net investment income (loss)	3,237	5,039
Fee income	1,954	1,771
Segment revenue	14,411	15,588
Other expenses (income)
Insurance service expenses	7,410	7,309
Reinsurance contract held net (income) expenses	163	4
Insurance finance (income) expenses from insurance contracts issued	2,159	3,843
Reinsurance finance (income) expenses	17	81
(Decrease) increase in investment contract liabilities	320	390
Other income		0
Interest expenses	172	262
Operating expenses and commissions	2,137	1,989
Total other expenses (income)	12,378	13,878
Income (loss) before income taxes	2,033	1,710
Income tax expense (benefit)	513	395
Total net income (loss)	1,520	1,315
Net income (loss) allocated to the participating account	118	98
Net income (loss) attributable to non-controlling interests	0	0
Shareholders' net income (loss)	1,402	1,217
Canada | Annuities | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	2,233	2,063
Canada | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	2,304	2,324
Canada | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	4,683	4,391
U.S. | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	12,936	12,296
Net investment income (loss)	1,642	316
Fee income	534	489
Segment revenue	15,112	13,101
Other expenses (income)
Insurance service expenses	12,020	11,345
Reinsurance contract held net (income) expenses	(115)	(145)
Insurance finance (income) expenses from insurance contracts issued	1,399	63
Reinsurance finance (income) expenses	(105)	(121)
(Decrease) increase in investment contract liabilities	0	0
Other income		0
Interest expenses	129	116
Operating expenses and commissions	1,123	1,127
Total other expenses (income)	14,451	12,385
Income (loss) before income taxes	661	716
Income tax expense (benefit)	116	133
Total net income (loss)	545	583
Net income (loss) allocated to the participating account	25	27
Net income (loss) attributable to non-controlling interests	0	0
Shareholders' net income (loss)	520	556
U.S. | Annuities | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	286	307
U.S. | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	2,082	2,008
U.S. | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	10,568	9,981
Asset Management
Other expenses (income)
Other income		163
Recognized net of tax		46
Asset Management | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Net investment income (loss)	239	281
Fee income	6,624	6,391
Segment revenue	6,863	6,672
Other expenses (income)
Insurance service expenses	0	0
Reinsurance contract held net (income) expenses	0	0
Insurance finance (income) expenses from insurance contracts issued	0	0
Reinsurance finance (income) expenses	0	0
(Decrease) increase in investment contract liabilities	0	0
Other income		(163)
Interest expenses	138	172
Operating expenses and commissions	5,038	4,596
Total other expenses (income)	5,176	4,605
Income (loss) before income taxes	1,687	2,067
Income tax expense (benefit)	428	411
Total net income (loss)	1,259	1,656
Net income (loss) allocated to the participating account	0	0
Net income (loss) attributable to non-controlling interests	45	128
Shareholders' net income (loss)	1,214	1,528
Asset Management | Annuities | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Asset Management | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Asset Management | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Asia | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	1,826	1,554
Net investment income (loss)	3,670	1,648
Fee income	353	329
Segment revenue	5,849	3,531
Other expenses (income)
Insurance service expenses	984	974
Reinsurance contract held net (income) expenses	46	56
Insurance finance (income) expenses from insurance contracts issued	3,229	1,233
Reinsurance finance (income) expenses	19	(11)
(Decrease) increase in investment contract liabilities	3	3
Other income		0
Interest expenses	87	105
Operating expenses and commissions	591	701
Total other expenses (income)	4,959	3,061
Income (loss) before income taxes	890	470
Income tax expense (benefit)	79	124
Total net income (loss)	811	346
Net income (loss) allocated to the participating account	51	(83)
Net income (loss) attributable to non-controlling interests	(8)	0
Shareholders' net income (loss)	768	429
Asia | Annuities | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	23	25
Asia | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	1,453	1,279
Asia | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	350	250
Corporate | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	0	9
Net investment income (loss)	171	233
Fee income	190	162
Segment revenue	361	404
Other expenses (income)
Insurance service expenses	0	3
Reinsurance contract held net (income) expenses	0	0
Insurance finance (income) expenses from insurance contracts issued	0	0
Reinsurance finance (income) expenses	0	0
(Decrease) increase in investment contract liabilities	0	0
Other income		0
Interest expenses	118	123
Operating expenses and commissions	716	902
Total other expenses (income)	834	1,028
Income (loss) before income taxes	(473)	(624)
Income tax expense (benefit)	(120)	(23)
Total net income (loss)	(353)	(601)
Net income (loss) allocated to the participating account	0	0
Net income (loss) attributable to non-controlling interests	0	0
Shareholders' net income (loss)	(353)	(601)
Corporate | Annuities | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Corporate | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	0	9
Corporate | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	$ 0	$ 0